Fair Value Measurements - Fair Value and Carrying Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Investment securities	$ 604	$ 2,922
Notes receivable from parent and affiliates	3,804	251
Restricted cash and cash equivalents	295	218
Other assets:
Commercial mortgage loans	67	104
Escrow advance receivable	11	8
Receivables from parent and affiliates	9	11
Liabilities
Long-term debt	9,582	8,356
Total Fair Value
Assets
Cash equivalents in certificates of deposit and commercial paper	321	749
Investment securities	604	2,922
Net finance receivables, less allowance for finance receivable losses	6,897	6,949
Finance receivables held for sale	819	209
Notes receivable from parent and affiliates	3,804	251
Restricted cash and cash equivalents	295	218
Other assets:
Commercial mortgage loans	62	78
Escrow advance receivable	11	8
Receivables from parent and affiliates	9	11
Receivables related to sales of real estate loans and related trust assets	1	67
Liabilities
Long-term debt	9,998	9,182
Payable to parent and affiliate	24	48
Total Carrying Value
Assets
Cash equivalents in certificates of deposit and commercial paper	321	749
Investment securities	604	2,922
Net finance receivables, less allowance for finance receivable losses	6,340	6,398
Finance receivables held for sale	793	202
Notes receivable from parent and affiliates	3,804	251
Restricted cash and cash equivalents	295	218
Other assets:
Commercial mortgage loans	62	85
Escrow advance receivable	11	8
Receivables from parent and affiliates	9	11
Receivables related to sales of real estate loans and related trust assets	5	79
Liabilities
Long-term debt	9,582	8,356
Payable to parent and affiliate	24	48
Level 1
Assets
Cash equivalents in certificates of deposit and commercial paper	321	584
Investment securities	0	0
Net finance receivables, less allowance for finance receivable losses	0	0
Finance receivables held for sale	0	0
Notes receivable from parent and affiliates	0	0
Restricted cash and cash equivalents	295	218
Other assets:
Commercial mortgage loans	0	0
Escrow advance receivable	0	0
Receivables from parent and affiliates	0	0
Receivables related to sales of real estate loans and related trust assets	0	0
Liabilities
Long-term debt	0	0
Payable to parent and affiliate	0	0
Level 2
Assets
Cash equivalents in certificates of deposit and commercial paper	0	165
Investment securities	602	2,913
Net finance receivables, less allowance for finance receivable losses	0	0
Finance receivables held for sale	0	0
Notes receivable from parent and affiliates	3,804	251
Restricted cash and cash equivalents	0	0
Other assets:
Commercial mortgage loans	0	0
Escrow advance receivable	0	0
Receivables related to sales of real estate loans and related trust assets	1	67
Liabilities
Long-term debt	9,998	9,182
Payable to parent and affiliate	24	48
Level 3
Assets
Cash equivalents in certificates of deposit and commercial paper	0	0
Investment securities	2	9
Net finance receivables, less allowance for finance receivable losses	6,897	6,949
Finance receivables held for sale	819	209
Notes receivable from parent and affiliates	0	0
Restricted cash and cash equivalents	0	0
Other assets:
Commercial mortgage loans	62	78
Escrow advance receivable		8
Receivables from parent and affiliates	0	0
Receivables related to sales of real estate loans and related trust assets	0	0
Liabilities
Long-term debt	0	0
Payable to parent and affiliate	$ 0	$ 0